Investigations, Claims, And Litigation (Details) (USD $) In Millions, unless otherwise specified	24 Months Ended
	Dec. 31, 2012 False Claims Act Minimum	Dec. 31, 2013 Ingalls Timecharging Investigation [Member]	Dec. 31, 2013 United States Navy Ingalls Timecharging Investigation [Member]	Dec. 31, 2013 United States Coast Guard Ingalls Timecharging Investigation [Member]
Loss Contingencies
Monetary damages	$ 835
Contract receivable retainage initially withheld		24.0	18.2
Contract receivable retainage			9.4	5.8
Customer estimate of misallocated costs and overstated progress			5.1
Estimate of misallocated costs and overstated progress		$ 4